Discontinued Operations - Additional Information (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 31, 2023	May 10, 2023	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Sale of discontinued operations		$ 3,100
Loss on disposition	$ 2,300		$ 0	$ (4,535)